Goodwill And Other Intangible Assets, Net (Estimated Aggregate Amortization Expense) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 32,265
2026	32,719
2027	31,690
2028	28,316
2029	25,062
2030 and thereafter	204,708
Expected amortization	$ 354,760